Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of investments in joint ventures
	06.30.21	06.30.20
Beginning of the year	112,816	54,390
Adjustments of previous years (IFRS 9 and IAS 28)	-	(2,972)
Increase of participation in associates and joint ventures	-	4,167
Share capital increase and contributions	42	4,284
Share capital reduction	-	(159)
Decrease of interest in associates and joint ventures (v)	(43,856)	-
Share of (loss) / profit	(3,090)	13,236
Other comprehensive results	(3,732)	(1,854)
Dividends (i)	(91)	(2,773)
Deconsolidation (iii)	(48,443)	43,822
Devaluation (iv)	(626)	-
Reclassification to held-for-sale	-	(3,109)
Incorporation by business combination	-	3,781
Others	(35)	3
End of the year (ii)	12,985	112,816

Schedule of comprehensive income
	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive loss
Name of the entity	06.30.21	06.30.20	06.30.19	06.30.21	06.30.20	06.30.21	06.30.20	06.30.19

New Lipstick	49.96%	49.96%	49.96%	218	701	(480)	11,465	(4,805)
BHSA (1)	29.91%	29.91%	29.91%	5,361	6,118	(756)	(571)	(3,621)
Condor (2)	18.89%	18.89%	18.89%	1,620	2,224	(414)	180	59
PBEL	N/A	N/A	45.40%	-	-	-	-	(176)
Shufersal	N/A	26.02%	26.02%	-	42,223	24	7,834	446
Gav-Yam	N/A	34.90%	N/A	-	40,970	39	-	-
TGLT S.A. (3)	27.82%	30.20%	N/A	937	3,093	(2,157)	-	-
Quality (4)	50.00%	50.00%	50.00%	2,927	3,156	(259)	278	(876)
La Rural S.A.	50.00%	50.00%	50.00%	169	305	(135)	153	216
Cresca S.A.	50.00%	50.00%	50.00%	29	31	8	(24)	27
Other associates and joint ventures	-	-	-	1,724	13,995	(2,692)	(6,065)	(2,255)
Total associates and joint ventures				12,985	112,816	(6,822)	13,250	(10,985)
	Location of			Last financial statement issued
Name of the entity	business / Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Loss for the year	Shareholders' equity
New Lipstick	U.S.	Real estate	N/A	-	(*) (10)	(*) (41)
BHSA (1)	Argentina	Financing	448,689,072	(***) 1,500	(***) (2,528)	(***) 17,276
Condor (2)	U.S.	Hotel	2,245,100	(*) 232	(*) (178)	(*) 54
TGLT S.A. (3)	Argentina	Real estate	257,320,997	925	(4,625)	4,311
Quality (4)	Argentina	Real estate	225,146,012	450	(518)	5,760
La Rural S.A.	Argentina	Organization of events	714,498	1	(64)	378

N/A: Not applicable.

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 8.45 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2020 is USD 4.07 per share.
(3)

On March 31, 2021 IRSA Propiedades Comerciales S.A. transferred to PointArgentum MasterFund LP, 1,478,788 ADS from TGLT S.A. (equivalent to 22,181,818 common shares) in accordance with the provisions of the share subscription carried out in August 2019. As a result of this transaction, IRSA CP's participation in TGLT S.A. it went from 30.20% to 27.82% ”. Additionally, as of June 30, 2021, an impairment of the value of the investment of ARS 626 million was recognized in addition to the result from proportional valuation.

(4)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(5)	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
(6)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2020.
(*)

Amounts presented in millions of US dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.

(**)	Amounts in millions of NIS.
(***)	Amounts as of June 30, 2021, prepared in accordance with BCRA’ regulations.

Schedule of significant joint ventures
	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets		% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2021
Associates
BHSA	114,759	71,092	156,405	11,661	17,785	(iv)	29.91%(iii)	5,319	42	5,361
TGLT S.A.	5,159	11,810	4,950	7,705	4,314		27.82%	1,200	-	(263)

Joint ventures
Quality Invest (ii)	-	18	26	2,987	(2,995)		50.00%	(1,498)	4,425	2,927

	As of June 30, 2020
Associates
BHSA	115,457	65,503	153,639	6,954	20,367	(iv)	29.91%(iii)	6,092	26	6,118
Gav-Yam	63,029	249,149	29,726	176,864	105,588		34.90%	36,850	4,120	40,970
Shufersal	110,169	280,922	138,032	194,095	58,964		26.02%	15,340	26,883	42,223
TGLT S.A.	6,906	15,850	5,882	7,856	9,018		30.20%	2,723	370	3,093

Joint ventures
Quality Invest (ii)	6	8,299	131	1,956	6,218		50.00%	3,109	48	3,156
	Revenues	Net (loss)/ income	Total comprehensive (loss)/ income	Dividends distributed to non-controlling shareholders	Cash of operating activitie	Cash of investment activities	Cash of financial activities	Net (decrease)/ increase in cash and cash equivalents
	As of June 30, 2021 (i)
Associates
BHSA	29,257	(2,528)	(2,528)	-	4,318	(129)	(28,139)	(23,950)
TGLT S.A.	2,559	(1,924)	(1,924)	-	113	66	(455)	(276)

Joint ventures
Quality Invest (ii)	45	(518)	(518)	-	(59)	(4)	63	-

	As of June 30, 2020 (I)
Associates
BHSA	19,576	(1,911)	(1,911)	-	6,993	56	(5,205)	1,844
Gav-Yam	17,350	10,161	8,195	5,388	7,639	(8,596)	23,835	22,878
Shufersal	327,436	7,579	6,759	2,155	32,855	(4,069)	(20,717)	8,069
TGLT S.A.	2,944	(575)	(575)	-	779	(609)	(879)	(710)

Joint ventures
Quality Invest (ii)	27	556	556	-	(134)	-	134	-